SHAREHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY
SCHEDULE OF SHARE BASED PAYMENT AWARD WARRANTS
SCHEDULE OF STOCK OPTION ACTIVITY
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY

		Weighted Avg Price	Weighted Avg Life
December 31, 2023	14,526,880	$0.47	5.76
Issued for:
Private placement of units	-	-
Placement agent - commission	-
Exercised	-
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.83
Issued for:
Private placement of units	6,146,166	0.45	4.05
Placement agent - commission	1,555,500	0.25	9.57
Exercised	-
Forfeited or Expired	-
September 30, 2025	22,228,546	$.42	4.48

		Weighted Avg Price	Weighted Avg Life
December 31, 2022	6,132,204	$-
Issued for:
Private placement of units	5,850,000	0.45
Placement agent - commission	2,544,672	0.25
Inducement to exercise	6,755,536	0.45
Exercised	(6,755,536)
Forfeited or Expired	-
December 31, 2023	14,526,880	$0.47	5.76
Issued for:
Private placement of units	-	-
Placement agent - commission	-
Exercised
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.83

SCHEDULE OF SHARE BASED PAYMENT AWARD WARRANTS
Unit Price	$0.139
Exercise Price	$0.45
Term	5 Years
Volatility	133% – 150%
Risk-free interest rate	4.68% – 4.72%

SCHEDULE OF STOCK OPTION ACTIVITY

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2023	5,850,000	$0.58	4.69
Granted	-	-	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	0.58	3.69
Granted	-
Exercised	-
Forfeited or expired	-
Vested and exercisable at September 30, 2025	5,850,000	$0.58	2.94

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2022	5,800,000	$0.58	4.89
Granted (See Note 4)	1,050,000
Exercised	-
Forfeited or expired	(1,000,000)
Outstanding December 31, 2023	5,850,000	$0.58	4.69
Granted	-	$-	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	0.58	3.69
Vested and exercisable at December 31, 2024	5,850,000	$0.58	3.69